Derivative Instruments and Hedging Activities - Recognized Gain (Loss ) on Derivative Instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Commodity Derivative Instruments
Recognized Net Gain (Loss) on Derivative Instruments
Net (losses) gains recognized on derivative instruments	$ 51.3	$ 158.8	$ 189.6